Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of cash flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Other Entities that are Consolidated [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of cash flows [Line Items]
Net cash provided by (used in) operating activities from continuing operations	¥ 200,902
Net cash provided by (used in) operating activities from discontinuing operations		¥ (1,167)
Net cash used in investing activities from continuing operations
Net cash used in investing activities from discontinuing operations
Net cash provided by (used in) financing activities from continuing operations
Effect of exchange rate changes on cash and restricted cash from continuing operations
Net increase (decrease) in cash and restricted cash	200,902	(1,167)
Cash and restricted cash from continuing and discontinued operations, beginning of year		11,677
Cash and restricted cash from continuing and discontinued operations, end of year	200,902	10,510
WFOE that is the Primary Beneficiary of the VIE [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of cash flows [Line Items]
Net cash provided by (used in) operating activities from continuing operations
Net cash provided by (used in) operating activities from discontinuing operations	(53,524)	29,266
Net cash used in investing activities from continuing operations
Net cash used in investing activities from discontinuing operations		15
Net cash provided by (used in) financing activities from continuing operations
Effect of exchange rate changes on cash and restricted cash from continuing operations
Net increase (decrease) in cash and restricted cash	(53,524)	29,281
Cash and restricted cash from continuing and discontinued operations, beginning of year	57,926	28,645
Cash and restricted cash from continuing and discontinued operations, end of year	4,402	57,926
Meta Data [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of cash flows [Line Items]
Net cash provided by (used in) operating activities from continuing operations	(253,029)	(54,033)
Net cash used in investing activities from continuing operations	58,965	219,010
Net cash provided by (used in) financing activities from continuing operations	211,361	(483,965)
Effect of exchange rate changes on cash and restricted cash from continuing operations	(54,983)	(15,848)
Net increase (decrease) in cash and restricted cash	(37,686)	(334,836)
Cash and restricted cash from continuing and discontinued operations, beginning of year	39,196	374,032
Cash and restricted cash from continuing and discontinued operations, end of year	1,510	39,196
Consolidated Total [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of cash flows [Line Items]
Net cash provided by (used in) operating activities from continuing operations	(52,127)	(54,033)
Net cash provided by (used in) operating activities from discontinuing operations	(249,817)	192,376
Net cash used in investing activities from continuing operations	58,965	219,010
Net cash used in investing activities from discontinuing operations	20,750	(366,957)
Net cash provided by (used in) financing activities from continuing operations	211,361	(483,965)
Net cash provided by (used in) financing activities from discontinuing operations	(55,110)	(451,225)
Effect of exchange rate changes on cash and restricted cash from continuing operations	(54,983)	(15,848)
Effect of exchange rate changes on cash and restricted cash from discontinuing operations	49,622
Net increase (decrease) in cash and restricted cash	(71,339)	(960,642)
Cash and restricted cash from continuing and discontinued operations, beginning of year	384,643	1,345,285
Cash and restricted cash from continuing and discontinued operations, end of year	313,304	384,643
VIE and its Subsidiaries [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of cash flows [Line Items]
Net cash provided by (used in) operating activities from discontinuing operations	(196,293)	164,277
Net cash used in investing activities from continuing operations
Net cash used in investing activities from discontinuing operations	20,750	(366,972)
Net cash provided by (used in) financing activities from continuing operations
Net cash provided by (used in) financing activities from discontinuing operations	(55,110)	(451,225)
Effect of exchange rate changes on cash and restricted cash from continuing operations
Effect of exchange rate changes on cash and restricted cash from discontinuing operations	49,622
Net increase (decrease) in cash and restricted cash	(181,031)	(653,920)
Cash and restricted cash from continuing and discontinued operations, beginning of year	287,521	930,931
Cash and restricted cash from continuing and discontinued operations, end of year	¥ 106,490	¥ 277,011